UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2007 (Unaudited)

DWS Target 2014 Fund

	Shares	Value ($)

Common Stocks 28.0%
Consumer Discretionary 4.0%
Auto Components 0.1%
BorgWarner, Inc.	200	15,582
TRW Automotive Holdings Corp.*	400	14,824

		30,406
Hotels Restaurants & Leisure 0.6%
Brinker International, Inc.	800	24,880
McDonald's Corp.	3,460	167,049
Yum! Brands, Inc.	800	49,488

		241,417

Household Durables 0.2%
NVR, Inc.*	100	82,400
Snap-on, Inc.	200	10,900

		93,300
Leisure Equipment & Products 0.0%
Hasbro, Inc.	600	18,966
Media 1.3%
Liberty Global, Inc. "A"*	1,700	61,013
McGraw-Hill Companies, Inc.	2,280	149,408
Omnicom Group, Inc.	1,460	152,877
The DIRECTV Group, Inc.*	7,600	181,184

		544,482
Multiline Retail 1.1%
Family Dollar Stores, Inc.	1,400	44,576
Federated Department Stores, Inc.	3,500	153,720
J.C. Penney Co., Inc.	200	15,818
Kohl's Corp.*	1,900	140,676
Nordstrom, Inc.	1,100	60,412
Target Corp.	600	35,622

		450,824
Specialty Retail 0.4%
Dick's Sporting Goods, Inc.*	1,400	78,526
Ross Stores, Inc.	2,600	86,190
The Sherwin-Williams Co.	400	25,508

		190,224
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*	2,300	112,309
Consumer Staples 1.9%
Beverages 0.5%
Coca-Cola Enterprises, Inc.	1,600	35,104
PepsiCo, Inc.	2,290	151,346

		186,450
Food & Staples Retailing 0.3%
Safeway, Inc.	3,800	137,940
Food Products 0.3%
General Mills, Inc.	2,400	143,760
Household Products 0.5%
Colgate-Palmolive Co.	1,500	101,610
Kimberly-Clark Corp.	1,200	85,404

		187,014
Tobacco 0.3%
Altria Group, Inc.	1,500	103,380
Loews Corp. - Carolina Group	400	30,612

		133,992
Energy 3.1%
Energy Equipment & Services 0.8%
Global Industries, Ltd.*	3,400	70,584
Patterson-UTI Energy, Inc.	4,100	99,999
Tidewater, Inc.	1,700	107,457
Unit Corp.*	1,100	62,865

		340,905
Oil, Gas & Consumable Fuels 2.3%
Chesapeake Energy Corp.	3,400	114,750

Chevron Corp.	100	7,779
Devon Energy Corp.	2,000	145,740
ExxonMobil Corp.	2,722	216,072
Marathon Oil Corp.	1,400	142,170
Newfield Exploration Co.*	2,000	87,500
Tesoro Corp.	1,000	121,200
Valero Energy Corp.	1,800	126,414

		961,625
Financials 5.4%
Capital Markets 1.1%
Bear Stearns Companies, Inc.	200	31,140
Morgan Stanley	2,160	181,462
The Goldman Sachs Group, Inc.	1,050	229,540

		442,142
Commercial Banks 0.7%
SunTrust Banks, Inc.	200	16,884
US Bancorp	1,400	48,090
Wells Fargo & Co.	6,310	226,466

		291,440
Diversified Financial Services 2.1%
Bank of America Corp.	7,070	359,863
Citigroup, Inc.	3,500	187,670
JPMorgan Chase & Co.	6,100	317,810

		865,343
Insurance 0.9%
Allstate Corp.	900	56,088
CNA Financial Corp.*	400	18,668
Genworth Financial, Inc. "A"	3,100	113,119
MetLife, Inc.	2,720	178,704
Philadelphia Consolidated Holding Corp.*	100	4,340
Principal Financial Group, Inc.	400	25,396

		396,315
Real Estate Investment Trusts 0.5%
AMB Property Corp. (REIT)	100	6,091
Archstone-Smith Trust (REIT)	300	15,633
AvalonBay Communities, Inc. (REIT)	100	12,226
Equity Residential (REIT)	300	13,929
Hospitality Properties Trust (REIT)	100	4,553
Host Hotels & Resorts, Inc. (REIT)	900	23,076
ProLogis (REIT)	500	32,400
Public Storage, Inc. (REIT)	300	27,996
Simon Property Group, Inc. (REIT)	300	34,584
The Macerich Co. (REIT)	100	9,512
Vornado Realty Trust (REIT)	300	35,589

		215,589
Thrifts & Mortgage Finance 0.1%
Fannie Mae	800	47,136
Health Care 4.0%
Biotechnology 0.2%
Gilead Sciences, Inc.*	1,000	81,720
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	2,300	130,249

Becton, Dickinson & Co.	2,000	157,380
Dade Behring Holdings, Inc.	800	39,288
Kinetic Concepts, Inc.*	1,700	85,000
Zimmer Holdings, Inc.*	1,000	90,480

		502,397
Health Care Providers & Services 0.5%
Coventry Health Care, Inc.*	1,700	98,311
Humana, Inc.*	1,400	88,536
WellCare Health Plans, Inc.*	300	24,177

		211,024
Life Sciences Tools & Services 0.1%
Covance, Inc.*	300	18,150
Pharmaceuticals 2.0%
Abbott Laboratories	4,000	226,480
Eli Lilly & Co.	1,000	59,130
Johnson & Johnson	988	63,449
Merck & Co., Inc.	700	36,008
Pfizer, Inc.	11,100	293,706
Schering-Plough Corp.	5,600	177,688

		856,461
Industrials 3.0%
Aerospace & Defense 1.9%
Boeing Co.	2,460	228,780
Honeywell International, Inc.	2,710	146,828
Lockheed Martin Corp.	900	86,526
Raytheon Co.	3,500	187,390
United Technologies Corp.	2,300	154,399

		803,923
Airlines 0.3%
AMR Corp.*	2,800	73,052
Continental Airlines, Inc. "B" *	1,900	69,464

		142,516
Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co.	1,800	72,360
Industrial Conglomerates 0.3%
General Electric Co.	3,350	123,481
Machinery 0.1%
Manitowoc Co., Inc.	500	34,115
Road & Rail 0.2%
Hertz Global Holdings, Inc.*	500	9,950
Ryder System, Inc.	1,700	89,488

		99,438
Trading Companies & Distributors 0.0%
United Rentals, Inc.*	200	6,700
Information Technology 3.5%
Communications Equipment 0.0%
Cisco Systems, Inc.*	490	13,103
Computers & Peripherals 1.2%
Hewlett-Packard Co.	390	16,434
International Business Machines Corp.	2,700	275,967
Lexmark International, Inc. "A" *	1,800	98,100

Western Digital Corp.*	5,100	90,168

		480,669
Internet Software & Services 0.4%
eBay, Inc.*	1,480	50,231
Google, Inc. "A" *	220	103,704
Yahoo!, Inc.*	400	11,216

		165,151
IT Services 0.3%
Acxiom Corp.	300	6,780
Computer Sciences Corp.*	1,700	94,418
Convergys Corp.*	200	5,052
Unisys Corp.*	3,400	26,656

		132,906
Office Electronics 0.0%
Xerox Corp.*	300	5,550
Semiconductors & Semiconductor Equipment 1.1%
Altera Corp.*	1,000	22,540
Intel Corp.	5,400	116,100
MEMC Electronic Materials, Inc.*	800	43,904
Novellus Systems, Inc.*	3,300	106,821
NVIDIA Corp.*	2,500	82,225
Teradyne, Inc.*	5,300	92,485

		464,075
Software 0.5%
Cadence Design Systems, Inc.*	5,600	124,320
Microsoft Corp.	1,930	57,784
Symantec Corp.*	1,380	24,288

		206,392
Materials 0.9%
Chemicals 0.6%
Albemarle Corp.	400	16,980
Celanese Corp. "A"	1,700	56,389
Eastman Chemical Co.	400	27,080
FMC Corp.	200	15,386
Huntsman Corp.	1,700	33,320
Lyondell Chemical Co.	3,700	115,144

		264,299
Metals & Mining 0.3%
Nucor Corp.	1,600	101,536
Southern Copper Corp.	500	40,150

		141,686
Telecommunication Services 1.2%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	1,120	43,367
Citizens Communications Co.	7,600	118,332
Embarq Corp.	1,700	102,068
Level 3 Communications, Inc.*	9,700	53,932
Verizon Communications, Inc.	4,300	164,174

		481,873
Wireless Telecommunication Services 0.0%
Telephone & Data Systems, Inc.	200	11,390

United States Cellular Corp.*	100	7,250

		18,640
Utilities 1.0%
Electric Utilities 0.3%
Exelon Corp.	1,500	113,115
Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group	300	26,736
Multi-Utilities 0.6%
Dominion Resources, Inc.	1,300	118,560
Sempra Energy	2,500	158,700

		277,260

Total Common Stocks (Cost $10,827,145)		11,775,319
	Principal Amount ($)	Value ($)

Government and Agency Obligations 71.6%
US Treasury Obligations
US Treasury STRIPS, 4.618%**, 11/15/2014 (a) (Cost $30,406,998)	42,455,000	30,087,519

	Shares	Value ($)

Securities Lending Collateral 29.7%
Daily Assets Fund Institutional, 5.33% (b) (c) (Cost $12,504,240)	12,504,240	12,504,240
Cash Equivalents 0.7%
Cash Management QP Trust, 5.31% (b) (Cost $296,358)	296,358	296,358
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 54,034,741)	130.0	54,663,436
Other Assets and Liabilities, Net	(30.0)	(12,602,257)

Net Assets	100.0	42,061,179

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2007 amounted to $12,308,811 which is 29.3% of net assets.
(b)		An affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
REIT: Real Estate Investment Trust.
STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2014 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2014 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   June 15, 2007